PROVISIONS FOR TAX, SOCIAL SECURITY, LABOR, CIVIL, ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS	12 Months Ended
Dec. 31, 2021
PROVISIONS FOR TAX, SOCIAL SECURITY, LABOR, CIVIL, ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS

21.	PROVISIONS FOR TAX, SOCIAL SECURITY, LABOR, CIVIL, ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS

Claims of different nature are being challenged at the appropriate courts. Details of the accrued amounts and related judicial deposits are as follows:

				Consolidated
	Accrued liabilities		Judicial deposits
	12/31/2021	12/31/2020	12/31/2021	12/31/2020
Tax	111,572	134,645	78,260	67,819
Social security	1,270	8,170
Labor	304,744	328,334	218,200	212,737
Civil	139,824	151,776	17,869	17,683
Environmental	16,942	12,463	2,739	2,444
Deposit of a guarantee			22,737	24,434
	574,352	635,388	339,805	325,117

Classified:
Current	66,047	81,073
Non-current	508,305	554,315	339,805	325,117
	574,352	635,388	339,805	325,117

The changes in tax, social security, labor, civil and environmental provisions in the year ended December 31, 2021, can be summarized as follows:

						Consolidated
	Current + Non-current
Nature	12/31/2020	Additions	Accrued charges	Net utilization of reversal	Acquisition of Elizabeth	12/31/2021
Tax	134,645	2,296	5,942	(36,214)	4,903	111,572
Social security	8,170	17	25	(6,942)		1,270
Labor	328,334	38,171	30,929	(92,690)		304,744
Civil	151,776	3,264	21,261	(36,477)		139,824
Environmental	12,463	7,554	1,223	(4,298)		16,942
	635,388	51,302	59,380	(176,621)	4,903	574,352

The provision for tax, social security, labor, civil and environmental risks was estimated by Management and is mainly based on the legal counsel’s assessment. Only lawsuits for which the risk is classified as probable loss are provisioned. Additionally, tax liability from actions initiated by the Company is included in this provision and is subject to SELIC (Central Bank’s policy rate).

Tax proceedings

The main lawsuits that are considered by the external legal advisors as probable loss, which are part of CSN or its subsidiaries, of a tax nature, are (i) some tax assessment notices; (ii) divergences between calculated and paid ICMS; (iii) Requests for compensation not approved due to the lack of credit rights.

Labor proceedings

The Company appears as a defendant, on December 31, 2021, in 8,884 labor claims. The majority of claims for actions are related to subsidiary and / or joint liability, equal pay, unhealthy and hazardous work premiums, overtime, health insurance, indemnity claims arising from alleged involvement of occupational diseases or accidents at work, intra-day break and differences in profit sharing in the years 1997 to 1999 and 2000 to 2003.

During the year ended December 31, 2021, there were addition or write-off movements in labor lawsuits arising from the definite conclusion and the constant revision of the Company’s accounting estimates related to the provision for contingencies that take into consideration the different nature of the claims made, as required by the Company’s accounting policies.

Civil proceedings

Among the civil lawsuits in which he is a defendant, there are mainly suits for damages. Such processes, in general, result from work accidents, occupational diseases, contractual discussions, related to the Group’s industrial activities, real estate actions, health insurance.

Environmental Proceedings

The main environmental lawsuits that are considered by the external legal advisors to be probable losses, to which CSN or its subsidiaries are a party, are (i) administrative infraction notices, for alleged environmental violations; (ii) judicial annulment actions and tax foreclosures, arising from environmental fines; (iii) procedural fines for alleged non-compliance with court orders.

Among the environmental administrative / judicial proceedings in which the Company is a defendant, there are administrative procedures aimed at finding possible occurrences of environmental irregularities and regularizing environmental licenses; at the judicial level, there are actions for the enforcement of fines imposed as a result of such alleged irregularities and public civil actions with a request for regularization combined with indemnities, which consist of environmental recomposition, in most cases. Such processes, in general, result from discussions of alleged impact to the environment related to the Company’s industrial activities.

Administrative and judicial proceedings

The Company does not make provisions for lawsuits, which Management’s expectation, based on the opinion of legal counsel, is a possible loss. The following table shows a summary of the balance of the main matters classified as possible risk compared to the balance on December 31, 2021 and 2020.

		Consolidated
	12/31/2021	12/31/2020
Assessment Notice and imposition of fine (AIIM) / Tax Enforcement - Income tax and social contribution - Capital gain on sale of NAMISA's shares	13,015,938	12,694,021

Assessment Notice and Imposition of fine (AIIM) / Tax Enforcement - Income tax and Social contribution - Disallowance of deductions of goodwill generated in the reverse incorporation of Big Jump by NAMISA.	4,242,051	3,930,093

Assessment Notice and Imposition of fine (AIIM) / Tax Enforcement - Income tax and Social contribution - Disallowance of interest on prepayment arising from supply contracts of iron ore and port services	2,017,602	1,956,898

Assessment Notice and imposition of fine (AIIM) - Income tax and social contribution due to profits from foreign subsidiaries for years 2008, 2010, 2011, 2012, 2014, 2015 and 2016.	4,137,519	3,461,574

ICMS - SEFAZ/RJ - Electricity Credits	867,521	841,401

Offset of taxes that were not approved by the Federal Revenue Service - IRPJ/CSLL, PIS/COFINS and IPI	1,660,888	1,845,379

ICMS - SEFAZ/RJ - Disallowance of the ICMS credits - Transfer of iron ore	614,528	624,645

ICMS - Refers to the transfer of imported raw material at an amount lower than the price disclosed in the import documentation	326,361	317,848

Disallowance of the tax loss and negative basis of social contribution arising from the adjustments in the SAPLI	600,895	583,478

Assessment Notice and imposition of fine (AIIM)/ Action for annulment - IRRF- Capital Gain of CFM vendors located abroad	266,649	260,326

CFEM – difference of understanding between CSN and ANM on the calculation basis	1,079,951	1,051,661

ICMS - SEFAZ/RJ - Assessment Notice - questions about sales for incentive area	1,142,386	1,111,034

Other tax lawsuits (federal, state, and municipal)	3,877,976	3,886,976

Assessment Notice and imposition of fine (AIIM) - Charge of IRRF- RFB - Business Combinations of CSN Mineração held in 2015.	889,179	862,324

ICMS - SEFAZ/RJ - Disallowance of credits on acquisitions of Intermediate Products	562,307	498,002

Assessment Notice and imposition of fine (AIIM) - RFB - Disallowance of credits PIS/COFINS of inputs and freight	1,116,228	1,082,517

Social security lawsuits	214,323	233,116

Action to discuss the balance of the construction contract – Tebas	507,719	487,124

Action related to power supply payment’s charge - Light	324,371	288,390

Indemnity action due to the supply contract termination - Indumill (1)		237,795

Enforcement action applied by Brazilian antitrust authorities (CADE)	98,740	95,833

Civil Public Action - Districts / School / Nursery relocation-CdP Dam	14,876	12,207

Other civil lawsuits	845,043	777,850

Labor and social security lawsuits	1,536,967	1,506,626

Tax foreclosures – Fine – Volta Redonda IV	104,400	94,304

ACP landfill Márcia	306,389	306,389

Other environmental lawsuits	424,143	257,965
	40,794,949	39,305,776
(1)	The indemnity lawsuit filed by Indumill in the amount of R$267 million was definitively dismissed, with a favorable decision for CSN, resulting in the closing of the case and the write-off of the risk amounts.

In the first quarter of 2021, the Group was notified of an arbitration procedure based on an alleged unfulfillment of iron ore supply contracts. The counterparty asks for approximately US$1 billion and the Company has no knowledge of the basis used in the allegations presented, as well as has no knowledge of the basis for the estimates of the amount asked. As opposed, the Company understands to be a creditor in the contracts. Finally, the Company informs that has responded the arbitration requirements in conjunction with its legal counselors and is currently at the initial stage of its defense. The Company expects the arbitration will be concluded in 2 to 3 years. The relevance of the arbitration to the Company is related to the amount attributed to the cause and its eventual financial impact. The discussion involves arbitration disputes initiated by both parties.

The Company has been offering judicial guarantees (Guarantee Insurance / Letter of Guarantee) in the total amount updated to December 31, 2021, of R$4,732,009 (December 31,2020 R$ 4,542,786), as determined by the procedural legislation in force.

The assessments made by legal advisors define these administrative and judicial proceedings as a possible risk of loss and, consequently, no loss provisions have been recognized in accordance with Management’s judgment and with the Accounting Practices adopted in Brazil.

Accounting Policy

Only provisions estimated as probable risk of loss are recorded, substantiated in the assessment of our legal advisors, and at amounts that will be required to settle the litigations. The obligation is updated in accordance with the evolution of the lawsuit or financial charges incurred and will be reversed if the estimated loss is no longer considered probable due to changes in circumstances or derecognized when the obligation is settled.